Summary of Significant Accounting Policies (Details) - Schedule of disaggregates the company's revenue - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 34,609	$ 25,263	$ 52,852	$ 37,166
Brand sponsorships [Member]
Segment Reporting Information [Line Items]
Total revenue	20,982	10,695	24,867	16,520
Content [Member]
Segment Reporting Information [Line Items]
Total revenue	6,543	10,413	16,068	12,077
Consumer products [Member]
Segment Reporting Information [Line Items]
Total revenue	1,857	2,232	5,751	5,560
Esports [Member]
Segment Reporting Information [Line Items]
Total revenue	4,963	1,814	5,847	2,860
Other [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 264	$ 109	$ 319	$ 149